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May 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:   Mr. Mark Cowan
        Document Control - EDGAR

RE:        RiverSource of New York Variable Annuity Account ("Registrant")
                RiverSource Retirement Advisor Variable Annuity
                RiverSource Retirement Advisor Advantage Variable Annuity RiverSource Retirement Advisor Select Variable Annuity RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity RiverSource RAVA 5 Advantage Variable Annuity
                (Offered for contract applications signed prior to 4/30/2012) RiverSource RAVA 5 Select Variable Annuity
                (Offered for contract applications signed prior to 4/30/2012) RiverSource RAVA 5 Access Variable Annuity
                (Offered for contract applications signed prior to 4/30/2012) File Nos. 333-91691/811-07623

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 36 (Amendment). This Amendment was filed electronically on April 20, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/     Dixie Carroll
        ---------------------------------
        Dixie Carroll
        Assistant General Counsel and
        Assistant Secretary